Summary of profit and equity changes of interest rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments Risk
Profit and equity of changes of interest rates gain	$ 2,449	$ 1,426
Profit and equity of changes of interest rates loss	$ 1,050	$ 27